Long-Term Prepayments	12 Months Ended
Sep. 30, 2025
Long-Term Prepayments [Abstract]
LONG-TERM PREPAYMENTS

NOTE 9 – LONG-TERM PREPAYMENTS

Long-term prepayments consisted of prepayments for machinery and equipment, materials, and construction costs for new factory in Songyang of $6,615,984 and $nil as of September 30, 2025 and 2024, respectively. Once the installation of machinery and equipment or phased construction of factory is completed, the associated cost is reclassified into Property, Plant and Equipment.